FEDERAL HOME LOAN BANK ADVANCES (Schedule of Rates on Advances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	$ 13,230	$ 17,672
Rates of Advances 1 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	6,660	8,868
Rates of Advances 1 [Member] | Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	1.75%	1.75%
Rates of Advances 1 [Member] | Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.75%	2.75%
Rates of Advances 2 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	5,216	6,899
Rates of Advances 2 [Member] | Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.76%	2.76%
Rates of Advances 2 [Member] | Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.75%	3.75%
Rates of Advances 3 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	1,276	1,788
Rates of Advances 3 [Member] | Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.76%	3.76%
Rates of Advances 3 [Member] | Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.75%	4.75%
Rates of Advances 4 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances
Rates of Advances 4 [Member] | Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.76%	4.76%
Rates of Advances 4 [Member] | Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.75%	5.75%
Rates of Advances 5 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	$ 78	$ 117
Rates of Advances 5 [Member] | Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.76%	5.76%
Rates of Advances 5 [Member] | Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	6.75%	6.75%